Cover	Sep. 15, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-37558
Entity Registrant Name	NABRIVA THERAPEUTICS PLC
Entity Central Index Key	0001641640
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Alexandra House Office 225/227
Entity Address, Address Line Two	The Sweepstakes
Entity Address, Address Line Three	Ballsbridge
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	00000
City Area Code	610
Local Phone Number	816-6640
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, nominal value $0.01 per share
Trading Symbol	NBRV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	25-28 North Wall Quay
Entity Address, Address Line Two	IFSC
Entity Address, City or Town	Dublin 1
Entity Address, Country	IE